UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08644
Coventry Funds Trust
(Exact name of registrant as specified in charter)
3435 Stelzer Road Columbus, OH 43219
(Address of principal executive offices) (Zip code)
3435 Stelzer Road Columbus, OH 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code: 614-470-8000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2008

Item 1. Reports to Stockholders.

EM CAPITAL INDIA GATEWAY FUND
2008 MID-YEAR REPORT
A-Shares: EMINX I -Shares: EMIIX
www.emcapitalfunds.com

EM CAPITAL INDIA GATEWAY FUND
EM Capital India Gateway Fund (EMINX) is Your Gateway to India!
2008 MID-YEAR REPORT
The views and opinions in this report were current as of June 30, 2008. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent.
Statements of fact are from sources considered reliable, but neither the Funds nor the Investment Advisor makes any representation or guarantee as to their completeness or accuracy.
A-Shares: EMINX
I-Shares: EMIIX
•	The EM Capital India Gateway Fund invests in Indian and India-related companies with a long-term view.

•	The Fund seeks to invest at least half its assets in mid and small cap Indian companies that the Advisor believes are rapidly growing and may provide a greater long-term return to investors.

•	The EM Capital India Gateway Fund co-portfolio managers trade directly in the Indian market through Mumbai-based brokers.

•	A highly tax-efficient structure, licensed by the Securities and Exchange Board of India (SEBI), allows U.S. investors to avoid double-taxation of gains from investing in India.
Investment Adviser:
EM Capital Management, LLC
920 Country Club Drive, Suite 1- D
Moraga, CA 94556 USA
Tel: 800-933-1850
seth.freeman@emcapitalmanagement.com
www.emcapitalfunds.com
Before investing please consider carefully the investment objectives, risks, charges and expenses of the Fund Please read the prospectus carefully before investing. Mutual fund investing involves risks, including the possible loss of principal. Investing in international markets may involve additional risks, such as social and political instability, market illiquidity, exchange-rate fluctuations, a high level of volatility and limited regulation In addition, single-country and sector funds may be subject to a higher degree of market risk than diversified funds because of concentration in a specific industry, sector or geographic location. Please see the Funds’ prospectus and Statement of Additional Information for more risk disclosure. For a prospectus, which contains this and other information about the funds, call 800-933-1850 or visit emcapitalfunds.com.

EM CAPITAL INDIA GATEWAY FUND
2008 MID-YEAR REPORT
June 30, 2008

EM Capital India Gateway Fund – 2008 Mid-Year Report
Portfolio Manager Discussion

SETH R. FREEMAN Co-Portfolio Manager DHRUBA GUPTA Co-Portfolio Manager

Mid-Year 2008 Fund Results
What a difference from the Fund’s first 5 months! The graphs to the right indicate the stark difference in performance during these two periods.
The EM Capital India Gateway Fund Class A Shares declined from a NAV of 13.19 on December 31, 2007 to a NAV of 7.18 on June 30, 2008, a six-month loss equivalent to 45.56%!
The Indian market was and continues to be one of the worst-performing stock markets in 2008. The Indian market’s sharp decline and specific holdings that contributed to such huge negative Fund performance are discussed in greater detail later in this report.
As of June 30, 2008, the Fund held shares in 75 different Indian companies representing 99.00% of investable assets and cash and cash equivalents equal to 1.00%. Share turnover was only 9.82%.
The Fund’s $114,513 unrealized portfolio loss comes from two sources: 1) $91,903 of aggregate share price declines, and 2) $22,610 due to the 6.96% depreciation of the Indian rupee during the six-month period. Accordingly, 19.74% of the unrealized loss is due to foreign exchange and 80.26% due to investments.
The Fund did realize net gains of $3,169 gains in several positions and was also forced to sell certain positions to pay nearly $60,000 of redemptions.
The EM Capital India Gateway Fund stayed true to its stated strategy of intending to invest at least 50% of its assets in mid and small cap Indian companies. As discussed in the Fund’s prospectus, small and mid cap companies can be more volatile than large cap companies and this was certainly the case during the first six months of 2008.
The Fund underperformed the Bombay Stock Exchange Sensex Index (BSE Sensex®) comprised of 30 of the largest Indian market cap stocks. When one reads or hears about the “performance of the Indian Market”, the financial press is usually referring to the Sensex Index.
That is the only reason we are comparing the Fund to the Sensex. As discussed in the Fund’s Annual Report, we do not consider the Sensex to be the appropriate benchmark for the Fund because of the Fund’s mid and small cap bias. The Fund’s NAV is reported in U.S. dollars and the Sensex and other Indian indices are reported in Indian rupees. Under the conditions of the first six-months, the Fund would have needed to have outperformed the Sensex or any Indian index by 6.96% in order to be even with an Indian index.

EM Capital India Gateway Fund – Mid-Year 2008
Portfolio Manager Discussion
Management Style and a Long-Term View
We have a strong conviction in the long-tem India growth story and although we are very concerned about the current business and financial services environment and market dynamics both globally and in India, we did not feel it was necessary or advantageous to the long-term success of the Fund to seek greater short-term performance, including a more aggressive trading policy. Instead, at the expense of short-term performance, the Fund maintained many of same positions established in 2007. The Fund was almost 100% invested as of the June 30, 2008.
The Indian market is said to be very “sentiment driven”, which is a nice way of saying that share prices and volumes are not always based upon fundamentals. The first six months of 2008 define a sentiment driven market. Although the Fund has incurred significant unrealized losses on many positions, the projected performance of most of the companies in the portfolio represent, in our opinion, excellent long-term prospects. Many company’s shares are now selling at prices that are 30% to 50% lower than the end of 2007 and in our view represent exceptional buying opportunities. The Fund hopes to take advantage of bargains as assets increase.
The Fund has been managed to date with a long-term view and as a pure long-only fund, without the use of foreign exchange overlays, futures and options or leverage. These investment tools could be used to attempt to reduce volatility, enhance upside performance and provide down-side protection. The Fund also has limited assets and high transaction costs can hurt performance. A long-only fund, coupled with a portfolio of relatively high-beta stocks in a period of global and domestic volatility have contributed to the Fund’s under-performance.
Factors Contributing to 2008 Six-Month Fund Performance
Many of the same companies that provided high returns in 2007 were the same ones that contributed to the Fund’s negative performance in the first six months of 2008. There were particularly sharp declines in financial and rate-sensitive stocks during the months of May and June caused by a confluence of domestic political issues, reports of very high inflation and the withdrawal by foreign investors from the Indian market. The portfolio was overweight in many of the wrong sectors for this period of record high oil prices a global banking melt-down and related financial markets uncertainty and very high Indian inflation rates as high as 12%. The sharp decline in the Fund’s small and mid-cap stocks caused it to under-perform U.S. peer funds.
The Fund was also overweight financial services, industrial materials and manufacturing. These companies, along with the Fund’s real estate holdings and consumer goods contributed to the Fund’s unrealized losses. In particular some of the biggest losers were Jaiprakash Associates, Bharat Heavy Electrical, Housing Development Infrastructure Ltd, Larsen & Toubro and Rajesh Exports were hard hit. Ironically, these are some of India’s biggest companies and leaders in their industries.
The Fund was generally underweight the better performing sectors such as energy, healthcare and information services. India’s leading technology consulting companies benefited from the rupees depreciation as they invoice in dollars and were able to pay expenses in less expensive rupees. Healthcare, including pharma, is a fast expanding industry in India and a traditional defensive sector to invest in during uncertain times.
We continue to have a strong belief in the long-term growth and profitability of India’s real estate, manufacturing, financial and both fast-moving and durable consumer goods. Most sectors and leading companies remain poised for continued growth with infrastructure creating excellent long-term opportunities. Indian government policies and regulatory changes continue to both improve and impair certain industries. Going forward, and in conjunction with increased assets, the Fund expects to increase its allocations to current under-weight sectors and may more aggressively rotate its sectoral allocations.
Expanded Fund Distribution
We are pleased to report the Fund is now available through Charles Schwab and TD Ameritrade on-line and Advisor platforms with no front-end sales charge and on the Fidelity on-line and advisor platforms. Along with E*Trade and Scottrade, the Fund is now widely available and we are projecting increased assets in coming months. An increased level of assets will provide the Fund with greater trading flexibility and a larger base of assets to support Fund operating expenses.
Thank you
We wish to thank you for investing in the EM Capital India Gateway Fund. As both the Fund’s Advisers and co-investors with a significant stake in the Fund, we look forward to serving you in 2008. Please feel free to contact us directly at 800-933-1850 or email seth.freeman@emcapitalmanagement.com or visit the Fund’s website at www.emcapitalfunds.com.
Fund performance since June 30, 2008 is significantly different than reported in this 2008 Mid-Year Report. Investors should consult current Fund information before investing in the Fund. Current information may be obtained at www.morningstar.com or the Fund’s website www.emcapitalfunds.com or by contacting the Adviser directly at seth.freeman@emcapitalmanagement.com or by telephone at 925-376-8700 or toll-free at 800-933-1850

EM Capital India Gateway Fund and Subsidiary
Consolidated Schedule of Investments
June 30, 2008
(Unaudited)

Description	Shares	Value
Common Stocks—118.5%
Automotive— 5.9%
Amtek Auto, Ltd.	360	$1,997
Ashok Leyland, Ltd.*	6,000	3,988
Bajaj Auto, Ltd.*	50	524
Mahindra & Mahindra, Ltd.	220	2,503
Maruti Udyog, Ltd.*	200	2,871

		11,883

Business Services— 4.3%
Great Eastern Shipping Co., Ltd.	1,000	8,652

Conglomerate— 0.8%
Aditya Birla Nuvo, Ltd.	60	1,664

Consumer Goods— 10.2%
Empee Distilleries, Ltd.	1,000	2,584
ITC, Ltd.	930	4,067
Jyothy Laboratories, Ltd.*	300	3,260
Radico Khaitan, Ltd.	470	1,034
Rajesh Exports, Ltd.	4,090	5,547
United Breweries, Ltd.	333	1,125
United Spirits, Ltd.*	100	2,900

		20,517

Energy— 7.7%
Cesc, Ltd.	180	1,649
Hindustan Petroleum Corp., Ltd.	350	1,435
Oil & Natural Gas Corp., Ltd.	130	2,467
Reliance Energy, Ltd.*	150	2,736
Reliance Industries, Ltd.*	150	7,317

		15,604

Engineering— 9.9%
Alstom Power India, Ltd.*	110	878
IVRCL Infra & Projects, Ltd.	220	1,556
Jaiprakash Associates, Ltd.	1,600	5,368
Larsen & Toubro, Ltd.	240	12,208

		20,010

Financial Services— 15.7%
Bajaj Finserv, Ltd.	50	626
Bajaj Holdings & Investment, Ltd.	50	505
Central Bank of India	800	1,136
Corporation Bank	600	3,647
Dena Bank	1,000	941
Dewan Housing Finance Corp., Ltd.	400	824
Housing Development Finance Corp.	125	5,719
ICICI Bank, Ltd.	400	5,869
Motilal Oswal Financial Services,Ltd.	120	1,676
Reliance Capital, Ltd.	300	6,306
Shriram Transport Finance Co., Ltd.	340	2,277
Yes Bank, Ltd.*	750	2,003

		31,529

Healthcare— 2.4%
Ajanta Pharma, Ltd.	1,000	1,776
Alembic, Ltd.	1,000	1,054
Apollo Hospitals Enterprise, Ltd.	180	2,049

		4,879

Hotels— 2.1%
Asian Hotels, Ltd.	120	1,386
Hotel Leela Venture, Ltd.	1,800	1,408
Indian Hotels, Ltd.	750	1,352

		4,146

Industrial Materials— 24.7%
Asian Paints, Ltd.	350	9,365
Everest Kanto Cylinder, Ltd.	930	5,775
Grasim Industries, Ltd.	30	1,292
Gujarat Sidhee Cements, Ltd.*	2,800	1,757
Hindustan Zinc, Ltd.	120	1,486
ICSA India, Ltd.	900	6,373
Jain Irrigation Systems, Ltd.	1,200	13,629
Jindal Saw, Ltd.	120	1,398
JK Cements, Ltd.	520	1,589
Sterlite Industries (India), Ltd.*	440	7,149

		49,813

Information— 6.2%
Creative Eye, Ltd.*	3,000	824
Infosys Technologies, Ltd.	50	2,022
Prithvi Information Solutions, Ltd.	290	922
Rolta India, Ltd.	340	1,947
Satyam Computers, Ltd.	510	5,187
Tata Consultancy Services, Ltd.	80	1,599

		12,501

Manufacturing— 19.5%
Ador Fontech, Ltd.	1,000	2,425
Bharat Heavy Electricals, Ltd.	180	5,781
Bombay Rayons Fashions, Ltd.	1,900	12,561
Champagne Indage, Ltd.	520	4,942
KEI Industries, Ltd.	600	566
Kirloskar Oil Engines, Ltd.	1,500	3,120
Lloyd Electric & Engineering, Ltd.	100	189
Nilkamal, Ltd.	1,600	7,013
Ritesh Properties & Industries, Ltd.*	600	1,315
Vardhman Textiles, Ltd.*	560	1,274

		39,186

Media— 1.2%
Balaji Telefilms, Ltd.*	600	2,350

Paper— 1.3%
Ballarpur Industries, Ltd.	1,860	1,453
West Coast Paper Mills, Ltd.	900	1,226

		2,679

Real Estate— 6.3%
DLF, Ltd.	140	1,292
Housing Development & Infrastructure, Ltd.	850	7,671
Peninsula Land, Ltd.	2,400	2,858
Purvankara Projects, Ltd.*	225	924

		12,745

See Accompanying Notes to Consolidated Financial Statements.

EM Capital India Gateway Fund and Subsidiary
Consolidated Schedule of Investments, continued
June 30, 2008
(Unaudited)

Description	Shares	Value
Common Stocks — Continued
Telecommunications— 0.3%
Subex Azure, Ltd.	260	$576

Total Common Stocks (Cost $353,248)		238,734

Short-Term Investment—1.0%(a)
UBOC Trust Money Fund, 1.80%	2,035	2,035

Total Short-Term Investment (Cost $2,035)		2,035

Total Investments (Cost $355,283) (b) — 119.5%		240,769

Liabilities in excess of other assets — (19.5)%		(39,396)

NET ASSETS — 100.0%		$201,373

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2008.

(b)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized depreciation of securities as follows:

Gross unrealized appreciation	$212
Gross unrealized depreciation	(115,321)

Net unrealized depreciation	$(115,109)

*	Non-income producing securities.

Portfolio Sector	Allocation of Investments

Automotive	4.9%
Business Services	3.6%
Conglomerate	0.7%
Consumer Goods	8.5%
Energy	6.5%
Engineering	8.3%
Financial Services	13.1%
Healthcare	2.0%
Hotels	1.7%
Industrial Materials	20.7%
Information	5.2%
Manufacturing	16.3%
Media	1.0%
Paper	1.1%
Real Estate	5.3%
Telecommunications	0.2%
Short-Term Investment	0.9%

TOTAL INVESTMENTS	100.0%
See Accompanying Notes to Consolidated Financial Statements.

EM Capital India Gateway Fund and Subsidiary
Consolidated Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

Assets:
Investments, at value (Cost — $355,283)	$240,769
Cash and cash equivalents	1,339
Interest and dividends receivable	350
Receivable from investment adviser	72,173
Prepaid offering costs	5,007
Prepaid expenses	6,318

Total Assets	325,956

Liabilities:
Payable to custodian	27,804
Payable for securities purchased	4,504
Accrued expenses and other liabilities:
Administration	42,743
Chief Compliance Officer	1,667
Fund Accounting	6,764
Distribution Fees, Class A	130
Custodian fees	3,333
Transfer Agent	10,010
Trustee	220
Professional	13,500
Legal	13,514
Other Fees	394

Total Liabilities	124,583

Net Assets	$201,373

Composition of Net Assets:

Paid in Capital	$308,822
Paid in Capital — minority interest	1,000
Accumulated net investment income	1,480
Accumulated net realized gains on investment transactions	4,977
Accumulated net realized losses from foreign exchange transactions	(392)
Net unrealized depreciation from investments and foreign exchange transactions	(114,514)

Net Assets	$201,373

Net Assets:
Class A Shares	$198,562
Class I Shares	1,811
Adviser Shares *	1,000

Total Net Assets	$201,373

Shares Outstanding ($0.01 par value, unlimited shares authorized):
Class A Shares	27,654
Class I Shares	251
Adviser Shares *	1,000
Net Asset Value, Offering and Redemption price per share:
Class A Shares	$7.18
Class I Shares	7.21
Adviser Shares *	1.00
Maximum Sales Charge:
Class A Shares	5.00%
Maximum Offering Price Per Share (Net Asset Value/(100% — Maximum Sales Charge)):
Class A Shares	$7.56

*	Adviser Shares cannot be redeemed and have no voting rights.
See Accompanying Notes to Consolidated Financial Statements.

EM Capital India Gateway Fund and Subsidiary
Consolidated Statement of Operations
For the six months ended June 30, 2008 (Unaudited)

Investment Income:
Interest Income	$27
Dividend Income	1,583
Other income	2,468

Total Investment Income	4,078

Expenses:
Investment Advisory	1,799
Accounting	37,435
Administration	64,236
Distribution (Class A Shares)	718
Organization	7,405
Custodian	4,953
Professional	13,500
Legal	56,469
Transfer Agency	109,506
Chief Compliance Officer	9,299
Printing	7,405
Other	2,338

Total expenses before fee reductions	315,063
Contractual reimbursement by the Investment Adviser	(270,740)
Contractual Adviser fees waived	(40,888)

Net Expenses	3,435

Net Investment Income	643

Net Realized/Unrealized Gains from Investments:
Net realized gains on investment transactions	3,169
Change in unrealized appreciation (depreciation) from investments	(173,751)

Net realized/unrealized loss from investments	(170,582)

Change in net assets from operations	$(169,939)

See Accompanying Notes to Consolidated Financial Statements.

EM Capital India Gateway Fund and Subsidiary
Consolidated Statements of Changes in Net Assets

	For the	For the Period
	Six Months Ended	July 23, 2007 (Inception)
	June 30, 2008	through
	(Unaudited)	December 31, 2007
Investment Activities:

Operations:
Net investment income	$643	$1,245
Net realized gain from investment transactions	3,169	1,401
Net realized loss from foreign exchange transactions	—	(392)
Change in unrealized appreciation (depreciation) from investments and foreign exchange transactions	(173,751)	59,236

Change in net assets from operations	(169,939)	61,490

Capital Share Transactions:
Proceeds from shares issued:
Class A Shares	131,612	234,231
Class I Shares	41	2,511
Adviser Shares	—	1,000
Cost of shares redeemed:
Class A Shares	(59,533)	—
Class I Shares	(40)	—

Change in net assets from capital share transactions	72,080	237,742

Change in net assets	(97,859)	299,232

Net Assets:
Beginning of period	299,232	—

End of period	$201,373	$299,232

Accumulated net investment income	$1,480	$838

Share Transactions:
Class A Shares:
Issued	11,864	22,360
Redeemed	(6,570)	—

Change in Class A Shares	5,294	22,360

Class I Shares:
Issued	4	251
Redeemed	(4)	—

Change in Class I Shares	—	251

Adviser Shares:
Issued	—	1,000
Redeemed	—	—

Change in Class Adviser Shares	—	1,000

See Accompanying Notes to Consolidated Financial Statements.

EM Capital India Gateway Fund and Subsidiary
Consolidated Statement of Cash Flows
For the six months ended June 30, 2008 (Unaudited)

Cash flow from operating activities:
Net decrease in net assets resulting from operations	$(169,939)
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchase on investment securities	(221,678)
Proceeds from disposition of investment securities	74,395
Realized gain from investments	(3,169)
Change in accumulated appreciation (depreciation) from investments	173,751
Decrease (Increase) in assets:
Increase in interest and dividends receivable	(215)
Decrease in receivable for capital shares issued	9,503
Decrease in receivable from investment adviser	167,804
Decrease in deferred organization costs	20,579
Increase in prepaid expenses	(3,768)
(Decrease) Increase in payables:
Increase in payable to custodian	27,804
Increase in payable for investments purchased	1,894
Increase in administration	27,955
Decrease in chief compliance officer	(6,627)
Decrease in fund accounting	(9,272)
Increase in distribution fees	18
Decrease in custodian	(1,658)
Decrease in professional	(58,500)
Decrease in transfer agent	(47,489)
Decrease in trustee	(10)
Decrease in legal	(1,834)
Decrease in printing	(25,204)
Decrease in tax	(361)
Decrease in other fees	(49,591)

Net cash provided by operating activities	(95,612)

Cash flow from financing activities:
Redemptions from shareholder shares	(59,573)
Proceeds from issuance of shares	131,653

Net cash generated from financing activities	72,080

Net change in cash and cash equivalents	(23,532)
Cash and cash equivalents at beginning of period	24,871

Cash and cash equivalents at end of period	$1,339

See Accompanying Notes to Consolidated Financial Statements.

EM Capital India Gateway Fund and Subsidiary
Consolidated Financial Highlights
For the six months ended June 30, 2008
Selected data for a share outstanding throughout the period indicated.

		Investment Activities					Ratios/Supplementary Data
								Ratio of	Ratio of	Ratio of
							Net	Expenses	Net	Expenses
	Net Asset		Net Realized		Net Asset		Assets,	to	Investment	to
	Value,	Net	and Unrealized	Total From	Value,		End of	Average	Income to	Average
	Beginning	Investment	Gains (Losses)	Investment	End of	Total	Period	Net	Average	Net (a)	Portfolio
	of Period	Income	on Investments	Activities	Period	Return (a)(b)	(000’s)	Assets (e)	Net Assets (d)(e)	Assets (d)(e)	Turnover (b)

Class A Shares
For the six months ended June 30, 2008 (Unaudited)	$13.19	0.02	(6.03)	(6.01)	$7.18	(45.56%)	$199	2.30%	0.43%	210.52%	4.24%
Period ended December 31, 2007 (c)	$10.00	0.05	3.14	3.19	$13.19	31.90%	296	2.23%	1.48%	374.21%	9.82%

Class I Shares
For the six months ended June 30, 2008 (Unaudited)	$13.22	0.02	(6.03)	(6.01)	$7.21	(45.46%)	$2	1.80%	0.93%	210.52%	4.24%
Period ended December 31, 2007 (c)	$10.00	0.10	3.12	3.22	$13.22	32.20%	3	1.77%	2.01%	374.23%	9.82%

(a)	Total return calculations do not include any sales or redemption charges.

(b)	Not annualized.

(c)	Fund commenced operations on July 23, 2007.

(d)	During the period certain fees were reduced or reimbursed. If such reductions had not occurred, the ratios would have been as indicated.

(e)	Annualized for periods less than one year.
See Accompanying Notes to Consolidated Financial Statements.

EM Capital India Gateway Fund and Subsidiary
Notes to Consolidated Financial Statements
For the six months ended June 30, 2008 (Unaudited)
1.	Organization:

The Coventry Funds Trust (the “Trust”) was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust.

The Trust is authorized to issue an unlimited number of shares, which are shares of beneficial interest. The accompanying consolidated financial statements are for the EM Capital India Gateway Fund and subsidiary (the “Fund”), one of the series of the Trust. The Fund offers three classes of preferred shares: Class I Shares, Class A Shares and Class C Shares. Each class of shares in the Fund has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distributions, class-related expenses, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares. There are currently no outstanding shares of Class C Shares. The Fund has Adviser shares which are not redeemable, and no income or expenses are allocated to the Adviser shares. These Adviser shares are owned by EM Capital Management, LLC, the Fund’s Adviser (the “Adviser”) and reflected as Paid In Capital Minority Interest on the Consolidated Statement of Assets and Liabilities.

The Fund’s investment objective is to seek long-term capital growth and income by investing primarily in a diversified portfolio of securities issued by Indian and India-related companies. The Fund pursues its investment objective by investing through EM Capital Gateway (Mauritius), Ltd., a special purpose limited liability corporation (the “Company”) registered in Mauritius, that was formed solely for the purpose of facilitating the Fund’s purchase of Indian securities and that is regulated by the Securities and Exchange Board of India. EM Capital India Gateway Ltd. is a private company limited by shares incorporated in the Republic of Mauritius on March 26, 2007 in accordance with the Companies Act. It holds a Category 1 Global Business License and is regulated by the Financial Services Commission. The principal activity is to carry on business as an investment holding company. The financial statements of the Fund and Company are consolidated as the Fund directly has controlling interest of the Company and the consolidated financial statements fairly present the Fund’s investments and operations.

The EM Capital India Gateway Fund commenced operations on July 23, 2007.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles of the United States of America (“GAAP”).

Investment Valuation: The Company’s shares are valued by the Fund at Net Asset Value (“NAV”). The Fund’s investment in the securities is limited to its direct investment in the Company. Portfolio securities of the Company for which market quotations are readily available are valued based upon their current available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Unlisted securities for which market quotations are readily available will be valued at the current quoted bid prices. Other securities and assets for which quotations are not readily available, including restricted securities and securities purchased in private transactions, are valued at their fair value in the Adviser’s best judgment under procedures established by, and under the supervision of, the Trust’s

EM Capital India Gateway Fund and Subsidiary
Notes to Consolidated Financial Statements (continued)
For the six months ended June 30, 2008 (Unaudited)
Board of Trustees (the “Trustees”).
Fair Value Measurements: Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements” (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards.
One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1	—	quoted prices in active markets for identical assets.

Level 2	—	other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (which may include the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary categorization as of June 30, 2008 of the Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1	LEVEL 2	LEVEL 3
		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments	$240,769	$—	$—

Total	$240,769	$—	$—

As of June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.
New Accounting Pronouncements affecting the Fund: In March 2008, Financial Accounting Standards Board (“FASB”) issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the fund’s financial position, performance and cash flows. Management has recently begun evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.
Currency Translation: For purposes of determining a Fund’s NAV, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate on each U.S. business day. The cost of securities is determined by using historical exchange rates. Income is translated at approximate rates prevailing when accrued. The Fund does not isolate that portion of gains and losses on

EM Capital India Gateway Fund and Subsidiary
Notes to Consolidated Financial Statements (continued)
For the six months ended June 30, 2008 (Unaudited)
investments which is due to changes in foreign exchange rates from that which is due to changes in the market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.
Items included in the financial statements of the Company are measured using the currency of the primary economic environment in which the Company operates (‘the functional currency’). The Board of Directors of the Company consider U.S. dollar as the currency that most faithfully represents the economic effects of the underlying transactions.
Foreign Currency Translation: The Fund may hold foreign currency contracts as hedges against exposure to foreign currency fluctuations in relation the U.S. dollar. The carrying value of these contracts is the gain or loss that would be realized if the position (contract) were closed out on the valuation date. Unrealized gains or losses are reflected in the Consolidated Statement of Operations as part of the change in unrealized appreciation/depreciation of investments, and in the Consolidated Statement of Assets and Liabilities as foreign currency receivable/payable.
Securities Transactions and Related Income: Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums and accretion of discounts, is accrued as earned. Realized gains/losses from security transactions and unrealized appreciation/depreciation of investments are determined on the basis of identified cost.
For the Company, interest income accrues as earned. Dividend income is recorded on the ex-dividend date.
Expenses: Expenses that are directly related to the Fund are charged directly to the Fund, while general Trust expenses are allocated to the Fund and other series of the Trust based on their relative net assets or another appropriate method. Each class of preferred shares bears its respective pro-rata portion of expenses, except that each preferred class separately bears expenses related specifically to that class, such as distribution fees.
All expenses of the Company and Fund are accounted for in the Fund’s Consolidated Statement of Operations on the accrual basis.
The consolidated expenses are that of both the Fund and the Company and are not allocated or commingled with respect to payments.
Offering Expenses: Costs incurred in connection with the offering and initial registration of the Fund are amortized on a straight-line basis over the first twelve months after the commencement of operations.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Distributions to Shareholders: The Fund intends to declare and pay applicable dividends from net investment income and to make distributions of applicable net realized capital gains, if any, on an annual basis. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications.
Federal Income Taxes: It is the intention of the Fund to qualify as a regulated investment company by

EM Capital India Gateway Fund and Subsidiary
Notes to Consolidated Financial Statements (continued)
For the six months ended June 30, 2008 (Unaudited)
complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). The adoption of FIN 48 did not impact the Fund’s net assets or result of operations.

3.	Concentration of Market Risk:

The Fund invests primarily in Indian and India-related securities. The value of the Fund’s investments may therefore be adversely affected by political and social instability in India and by changes in economic or taxation policies in the country. Investments in Indian securities exposes the Fund to the direct or indirect consequences of political, social or economic changes in India. India is considered to still be an emerging market nation and, as a result, has historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Emerging market nations may be characterized by political uncertainty and instability. In addition, there may be a risk of the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability, and diplomatic developments that could affect investments in India.

4.	Related Party Transactions:

Investment Adviser:

The Adviser provides investment advisory services to the Fund. Under the terms of the investment advisory agreement, the Adviser is entitled to receive a fee computed daily and paid monthly at the annual rate of 1.20% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive all or a portion of its fees and reimburse certain expenses for the Fund through April 30, 2009, to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividends and extraordinary expenses, to the amount of the “Maximum Operating Expense Limit” applicable to each class of shares as set forth below:

Class of Shares	Maximum Operating Expense Limit*

Class A Shares	2.30%
Class C Shares	2.80%
Class I Shares	1.80%

*	Expressed as a percentage of the Fund’s average daily net assets.
Under the terms of this agreement, the Adviser may request and receive reimbursement of the investment advisory fees waived and other expenses reimbursed by it at a later date not to exceed three years from the year in which they were taken. Such reimbursement shall be made monthly, but only if the operating expenses of the

EM Capital India Gateway Fund and Subsidiary
Notes to Consolidated Financial Statements (continued)
For the six months ended June 30, 2008 (Unaudited)
Fund are at an annualized rate equal to or less than the expense limit for the payments made through the period ended June 30, 2008. For the period ended June 30, 2008, the reimbursements that may potentially be made by the Fund prior to their expiration in 2010 are $311,500.

Administration, Fund Accounting and Transfer Agent:

Citi Fund Services Ohio, Inc. (“CFSO”), who serves as the Fund’s administrator, fund accountant and transfer agent, is a wholly-owned subsidiary of Citibank N.A. (“Citi”). Certain officers and trustees of the Trust are affiliated with CFSO. Such persons were paid no fees directly by the Fund for serving as an officer of the Trust, with the exception of the Chief Compliance Officer. Under the Master Services Agreement with the Trust, CFSO is entitled to receive an annual fee based upon a tiered fee structure, subject to a minimum fee of $37,500 per annum for Fund Accounting and $42,500 per annum for Fund Administration. As for Transfer Agent fees per the Master Service Agreement, CFSO receives $17,000 per annum, plus applicable reimbursement of certain expenses.

For the period January 1, 2008 to June 30, 2008, Citi voluntarily agreed to waive certain expenses in the amount of $45,967.

Under a Compliance Services Agreement between the Fund and CFSO (the “CCO Agreement”), CFSO made an employee available to serve as the Fund’s Chief Compliance Officer (the “CCO”). Under the CCO Agreement, CFSO provides infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Fund pays CFSO an annual fee of $20,000, plus certain out of pocket expenses. CFSO paid the salary and other compensation earned by any such individuals as employees CFSO.

Distribution:

Foreside Distribution Services, L.P. (“Foreside”), a wholly owned subsidiary of Foreside Financial Group, LLC, and the Trust are parties to a Distribution Agreement under which shares of the Fund are sold on a continuous basis. The Fund has adopted a Service and Distribution Plan for Class A preferred and Class C preferred shares pursuant to Rule 12b-1 under the 1940 Act, under which the Class A and Class C shares of the Fund are authorized to pay the Distributor for payments it makes to banks, other institutions and broker-dealers, and for expenses the Distributor and any of its affiliates incur for providing distribution or shareholder service assistance to the Fund. The calculated annual rate will not exceed 0.50% and 1.00% of the average daily NAV of Class A and Class C shares, respectively. There is no Service and Distribution Plan for Class I shares.

5.	Purchases and Sales of Securities:

The aggregate purchases and sales of portfolio securities (excluding short-term securities) held by the Company for the period ended June 30, 2008, were as follows:

Purchases	Sales
$221,678	$74,395
6.	Subsequent Event:

The Fund’s Trustees have approved the tax-free reorganization of the Fund, currently a series of Coventry Fund Trust, to enable it to become a series of Northern Lights Fund Trust on or around September 5, 2008. Concurrently, Gemini Fund Services, LLC will replace CFSO as the Fund’s fund administration, fund accounting and transfer agency service provider; a new national accounting firm has been appointed to perform the 2008 audit. These organizational changes are anticipated to reduce the Fund’s annualized gross 2008 operating expenses by an estimated 20%. The Investment Advisory Agreement between the Fund and EM Capital Management, LLC, the adviser, requires the Adviser to waive its fees and reimburse Fund expenses that exceed 2.30% in Class A shares. Due to the current limited asset size of the Fund, the Fund is dependent upon

EM Capital India Gateway Fund and Subsidiary
Notes to Consolidated Financial Statements (continued)
For the six months ended June 30, 2008 (Unaudited)
the Adviser to pay its operating expenses. The Adviser has established a segregated bank account and a collateral security agreement encumbering the shares owned by its principal, effective upon the date of reorganization, in an aggregate amount deemed sufficient to ensure payment of the Fund’s estimated remaining 2008 operating expenses. The Fund has entered into agreements with two major U.S. securities brokers to offer the Fund through their respective on-line and financial advisor platforms.

EM Capital India Gateway Fund and Subsidiary
Supplemental Information
For the six months ended June 30, 2008 (Unaudited)
Supplemental Information (Unaudited)
Table of Shareholder Expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 through June 30, 2008.
Class C Shares have not yet commenced operations.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account	Ending Account	Expense Paid	Expense Ratio
		Value	Value	During Period*	During Period
		1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
EM Capital India Gateway Fund	Class A	$1,000.00	$544.40	$8.83	2.30%
	Class I	1,000.00	545.40	6.92	1.80%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal period divided by the number of days in the fiscal year.
The aggregate expenses for EM Capital Gateway (Mauritius), Ltd and EM Capital India Gateway Fund are $39,028 and $276,036 respectively.
Hypothetical Example for Comparison Purposes
The table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will

EM Capital India Gateway Fund and Subsidiary
Supplemental Information (continued)
For the six months ended June 30, 2008 (Unaudited)
not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account	Ending Account	Expense Paid During	Expense Ratio
		Value	Value	Period*	During Period
		1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
EM Capital India Gateway Fund	Class A	$1,000.00	$1,013.43	$11.51	2.30%
	Class I	1,000.00	1,015.91	9.02	1.80%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal period divided by the number of days in the fiscal year.
The Statement of Additional Information contains more information about the funds and can be obtained free of charge by calling 1-866-611-4967.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-933-1850; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-800-933-1850; and on the Commission’s website at http://www.sec.gov.
The Fund files complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and the Fund makes the information on Form N-Q available upon request without charge.

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable
Item 4. Principal Accountant Fees and Services.
Not applicable
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
(a)Not applicable.
(b)Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Coventry Funds Trust

By	(Signature and Title)	/s/ Robert Silva Robert Silva, Treasurer

Date	September 5, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/John Danko John Danko, President

Date	September 5, 2008

By	(Signature and Title)	/s/ Robert Silva Robert Silva, Treasurer

Date	September 5, 2008